Income Taxes - Changes in Valuation Allowance for Deferred Tax Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Valuation Allowance [Abstract]
Valuation allowance at beginning of year	$ (18,004)	$ (10,367)	$ (6,577)
Increases recorded to income tax provision	(7,729)	(7,637)	(3,790)
Valuation allowance at end of year	$ (25,733)	$ (18,004)	$ (10,367)